Document and Entity Information	Dec. 28, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001824434
Document Type	8-K
Document Period End Date	Dec. 28, 2021
Entity Registrant Name	FORTRESS VALUE ACQUISITION CORP. III
Entity Incorporation State Country Code	DE
Entity File Number	001-39839
Entity Tax Identification Number	85-2761402
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	46th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	798-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	FVT.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	FVT
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FVT WS
Security Exchange Name	NYSE